Related parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related parties

14. Related parties

The Company has received professional services from a major stockholder, Atlas Venture Life Science Advisors, LLC. The Company recorded expenses totaling $0.2 million and $0.1 million related to these services for the years ended December 31, 2018 and 2019, respectively. As of December 31, 2018, the Company had $0.1 million in accounts payable representing amounts owed to Atlas Venture Life Science Advisors, LLC. There were no amounts owed to Atlas Venture Life Science Advisors, LLC as of December 31, 2019.